Information by segments - Sales by product (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Recognition of price differential	$ 142,723	$ 1,785,277	$ 3,835,533
Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	24,687,715	34,305,108	33,022,600
Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	8,860,588	15,041,883	14,039,638
Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	6,768,046	9,658,180	9,334,939
Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	2,859,559	4,115,626	3,531,404
Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	2,845,155	2,256,123	1,885,846
Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	865,204	834,133	899,410
Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	375,775	372,916	574,639
Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	230,520	356,857	550,479
Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	155,740	228,552	282,545
Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	138,035	192,436	270,887
Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	37,001	97,907	509,482
Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	32,190	102,845	156,031
Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	25,535,678	37,183,404	35,581,272
Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	179,257	1,085,392	1,782,194
Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	17,231	27,255	27,899
Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,302,131	1,249,189	1,308,685
Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	18,943	13,591	20,212
Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	19,498,582	28,523,596	26,898,737
Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	3,164,068	4,391,798	3,050,839
Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	968,429	1,870,929	2,053,594
Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(193,374)	(386,773)	128,404
Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	50,223,393	71,488,512	68,603,872
Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	24,687,715	32,519,831	29,187,067
Recognition of price differential		1,785,277	3,835,533
Total sales revenue		34,305,108	33,022,600
Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	8,860,588	13,541,756	11,586,192
Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	6,768,046	9,373,030	7,952,852
Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	2,859,559	309,353	239,410
Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	2,845,155	2,305,543	1,885,846
Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	865,204	760,301	822,367
Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	671,570
Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	526,100	544,200	335,426
Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	375,775	372,916	574,639
Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	230,520	356,857	550,479
Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	155,740	228,552	282,545
Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	138,035	190,133	270,887
Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	37,001	97,907	509,482
Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	32,190	102,845	156,031
Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	322,232	507,336	489,507
Operating segments [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		3,829,102	3,531,404
Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	25,535,678	37,183,404	35,581,272
Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	179,257	1,085,392	1,782,194
Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	17,231	27,255	27,899
Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,302,131	1,200,668	1,268,582
Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	18,943	13,591	20,212
Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	19,498,582	28,523,596	26,898,737
Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	3,164,068	4,391,798	3,050,839
Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	968,429	1,870,929	2,053,594
Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	580,411	456,948	350,811
Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(193,374)	(386,773)	128,404
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total sales revenue	(24,915,396)	(33,021,022)	(30,134,433)
Elimination of intersegment amounts [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	(24,836,498)	(33,021,022)	(30,134,433)
Recognition of price differential		0	0
Total sales revenue		(33,021,022)	(30,134,433)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(11,350)	(31,251)	(77,009)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(1,118,817)	(1,896,767)	(1,737,261)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(9,719,391)	(309,036)	(319,783)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(837,863)	(653,647)	(649,812)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(6,826)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(7,283)	0	(805)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(13,019,755)	(20,699,247)	(19,592,048)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(115,213)	(297,286)	(126,507)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(9,133,788)	(7,631,208)
Elimination of intersegment amounts [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(78,898)	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(79,345)	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	447	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	36,839,997	52,667,990	50,372,764
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	17,392,597	24,526,007	23,279,898
Recognition of price differential		0	0
Total sales revenue		24,526,007	23,279,898
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	725
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	6,739	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	116,485	169,062	103,522
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	3,683,018	2,909,770	2,535,658
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	27,043	24,690	26,406
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	249,533	179,541	245,875
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	13,250,275	21,056,104	20,142,527
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	7,758	1,464	20,391
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	32,190	102,845	156,031
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	19,556	25,215	11,484
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		57,316	37,279
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	19,447,400	28,141,983	27,092,866
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	17,231	27,255	27,899
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	18,943	13,591	20,212
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	19,577,898	28,461,601	26,898,737
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	26,702	26,309	17,614
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(193,374)	(386,773)	128,404
Refining and petrochemicals [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	26,104,352	38,770,807	37,011,374
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	19,937,232	27,944,164	24,687,531
Recognition of price differential		1,785,277	3,835,533
Total sales revenue		29,729,441	28,523,064
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	8,871,938	13,573,007	11,662,476
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	7,880,124	11,269,797	9,690,113
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	268,081	232,407	190,612
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	49,420	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	865,204	760,301	822,367
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	678,396
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	499,057	519,510	309,020
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	133,525	193,375	329,569
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	155,740	228,552	282,545
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	138,035	190,133	270,887
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	29,243	96,443	489,091
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	417,889	779,407	604,530
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		51,812	36,321
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	6,167,120	9,041,366	8,488,310
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	179,257	1,085,392	1,782,194
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,302,131	1,200,668	1,268,582
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	29	61,995	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	3,164,068	4,391,798	3,050,839
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	968,429	1,870,929	2,053,594
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	553,206	430,584	333,101
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	12,194,440	13,070,737	11,354,167
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	12,194,384	13,070,682	11,354,071
Recognition of price differential		0	0
Total sales revenue		13,070,682	11,354,071
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	12,194,384	216,920	265,059
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		12,853,762	11,089,012
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	56	55	96
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	56	55	96
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	$ 0	$ 0	$ 0